Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Arrangement Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 0	$ 1,827	$ 7,598
Transaction Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	0	2,262	6,317
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	914	4,447	4,266
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	0	1,300	7,800
Interest Expense [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	19,380	0	0
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 427	$ 2,677	$ 7,513